Average Annual Total Returns	0 Months Ended
Aug. 01, 2011
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | Class Z Shares
Average Annual Return:
1 Year	14.84%
5 Years	19.82%
10 Years	14.53%
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	14.53%
5 Years	19.62%
10 Years	14.25%
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.42%
5 Years	17.61%
10 Years	13.04%
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | MSCI China Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	4.63%
5 Years	20.48%
10 Years	14.16%
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.59%)
5 Years	8.18%
10 Years	5.75%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Average Annual Return:
1 Year	3.50%
5 Years	4.58%
10 Years	5.72%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.53%
5 Years	2.52%
10 Years	3.58%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.24%
5 Years	2.65%
10 Years	3.58%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Average Annual Return:
1 Year	2.87%
5 Years	4.49%
10 Years	5.57%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Average Annual Return:
1 Year	7.03%
5 Years	4.97%
10 Years	5.70%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Average Annual Return:
1 Year	8.98%
5 Years	5.87%
10 Years	6.55%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Average Annual Return:
1 Year	8.67%
5 Years	5.60%
10 Years	6.24%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays Capital Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.47%
5 Years	5.98%
10 Years	6.55%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85-15 Barclays Capital Credit Bond/JPM Global HY (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.46%
5 Years	6.49%
10 Years	7.00%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Average Annual Return:
1 Year	8.95%
5 Years	5.87%
10 Years	6.55%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.79%
5 Years	3.69%
10 Years	4.28%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.78%
5 Years	3.69%
10 Years	4.24%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays Capital Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.47%
5 Years	5.98%
10 Years	6.55%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85-15 Barclays Capital Credit Bond/JPM Global HY (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.46%
5 Years	6.49%
10 Years	7.00%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Average Annual Return:
1 Year	4.09%
5 Years	4.83%
10 Years	5.28%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.52%
5 Years	3.01%
10 Years	3.33%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.64%
5 Years	3.03%
10 Years	3.33%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Average Annual Return:
1 Year	3.84%
5 Years	4.74%
10 Years	5.09%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Average Annual Return:
1 Year	6.00%
5 Years	4.90%
10 Years	5.23%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Average Annual Return:
1 Year	8.00%
5 Years	5.81%
10 Years	6.06%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Average Annual Return:
1 Year	7.37%
5 Years	5.27%
10 Years	5.66%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Average Annual Return:
1 Year	7.68%
5 Years	5.54%
10 Years	5.79%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	7.91%
5 Years	5.79%
10 Years	6.05%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.19%
5 Years	3.87%
10 Years	4.00%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.12%
5 Years	3.79%
10 Years	3.94%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Average Annual Return:
1 Year	0.42%
5 Years	4.03%
10 Years	4.39%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.92%)
5 Years	2.61%
10 Years	2.83%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.61%
5 Years	2.63%
10 Years	2.82%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Average Annual Return:
1 Year	(0.37%)
5 Years	3.92%
10 Years	4.27%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Average Annual Return:
1 Year	3.78%
5 Years	4.41%
10 Years	4.39%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Average Annual Return:
1 Year	5.66%
5 Years	5.29%
10 Years	5.11%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.81%
5 Years	5.46%
10 Years	5.40%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Average Annual Return:
1 Year	5.67%
5 Years	5.29%
10 Years	5.11%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.17%
5 Years	3.77%
10 Years	3.47%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.03%
5 Years	3.66%
10 Years	3.41%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.81%
5 Years	5.46%
10 Years	5.40%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Average Annual Return:
1 Year	12.94%
5 Years	8.57%
10 Years	14.45%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	10.91%
5 Years	7.28%
10 Years	13.70%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.20%
5 Years	7.45%
10 Years	13.07%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Average Annual Return:
1 Year	17.98%
5 Years	9.32%
10 Years	14.84%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Average Annual Return:
1 Year	20.08%
5 Years	9.99%
10 Years	15.20%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Average Annual Return:
1 Year	19.71%
5 Years	9.83%
10 Years	15.11%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Average Annual Return:
1 Year	19.82%
5 Years	9.86%
10 Years	15.13%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	18.88%
5 Years	12.78%
10 Years	15.89%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	20.04%
5 Years	9.99%
10 Years	15.19%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.85%
5 Years	8.65%
10 Years	14.42%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	16.03%
5 Years	8.70%
10 Years	13.77%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	18.88%
5 Years	12.78%
10 Years	15.89%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Average Annual Return:
1 Year	10.31%
5 Years	5.66%
10 Years	10.25%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	10.31%
5 Years	4.12%
10 Years	8.71%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.70%
5 Years	4.37%
10 Years	8.46%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | Returns before taxes (without sales charges)
Average Annual Return:
1 Year	17.01%
5 Years	6.92%
10 Years	10.91%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Average Annual Return:
1 Year	15.14%
5 Years	6.42%
10 Years	10.65%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Average Annual Return:
1 Year	17.36%
5 Years	7.08%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Average Annual Return:
1 Year	16.96%
5 Years	6.91%
10 Years	10.90%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	23.88%
5 Years	8.99%
10 Years	9.96%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Average Annual Return:
1 Year	17.25%
5 Years	7.06%
10 Years	10.98%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.24%
5 Years	5.49%
10 Years	9.42%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.23%
5 Years	5.58%
10 Years	9.12%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	23.88%
5 Years	8.99%
10 Years	9.96%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Average Annual Return:
1 Year	16.88%
5 Years	4.39%
10 Years	(1.72%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	16.88%
5 Years	4.39%
10 Years	(1.72%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	10.97%
5 Years	3.77%
10 Years	(1.44%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Average Annual Return:
1 Year	22.06%
5 Years	5.10%
10 Years	(1.38%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Average Annual Return:
1 Year	24.46%
5 Years	5.78%
10 Years	(1.06%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Average Annual Return:
1 Year	23.71%
5 Years	5.24%
10 Years	(1.39%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Average Annual Return:
1 Year	23.96%
5 Years	5.61%
10 Years	(1.14%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	24.36%
5 Years	5.76%
10 Years	(1.07%)
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	24.36%
5 Years	5.76%
10 Years	(1.07%)
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	15.83%
5 Years	4.97%
10 Years	(0.90%)
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class A Shares
Average Annual Return:
1 Year	14.25%
5 Years	2.85%
10 Years	6.08%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	13.93%
5 Years	1.45%
10 Years	5.32%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	9.61%
5 Years	2.21%
10 Years	5.20%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class C Shares
Average Annual Return:
1 Year	19.20%
5 Years	3.65%
10 Years	6.49%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class I Shares
Average Annual Return:
1 Year	21.17%
5 Years	4.25%
10 Years	6.80%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | MSCI All Country Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	17.02%
5 Years	4.51%
10 Years	6.31%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Average Annual Return:
1 Year	21.31%
5 Years	4.28%
10 Years	6.81%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	20.91%
5 Years	2.84%
10 Years	6.03%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	14.24%
5 Years	3.42%
10 Years	5.85%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI All Country Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	17.02%
5 Years	4.51%
10 Years	6.31%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Average Annual Return:
1 Year	22.25%
5 Years	3.60%
10 Years	6.28%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	22.25%
5 Years	3.08%
10 Years	5.91%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	14.46%
5 Years	3.08%
10 Years	5.49%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Average Annual Return:
1 Year	27.82%
5 Years	4.33%
10 Years	6.64%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Average Annual Return:
1 Year	29.37%
5 Years	4.42%
10 Years	6.64%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	26.85%
5 Years	4.47%
10 Years	6.33%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Average Annual Return:
1 Year	30.11%
5 Years	4.98%
10 Years	6.98%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	30.11%
5 Years	4.44%
10 Years	6.61%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	19.57%
5 Years	4.27%
10 Years	6.12%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	28.65%
5 Years	4.47%
10 Years	6.33%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Average Annual Return:
1 Year	12.56%
5 Years	1.99%
10 Years	4.55%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	12.37%
5 Years	1.78%
10 Years	4.37%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.37%
5 Years	1.67%
10 Years	3.92%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Average Annual Return:
1 Year	17.52%
5 Years	2.71%
10 Years	4.92%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Average Annual Return:
1 Year	19.75%
5 Years	3.35%
10 Years	5.24%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Average Annual Return:
1 Year	19.11%
5 Years	2.85%
10 Years	4.94%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Average Annual Return:
1 Year	19.44%
5 Years	3.21%
10 Years	5.17%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Average Annual Return:
1 Year	19.68%
5 Years	3.34%
10 Years	5.24%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	19.44%
5 Years	3.11%
10 Years	5.04%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	13.06%
5 Years	2.83%
10 Years	4.53%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.51%
5 Years	1.28%
10 Years	3.26%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class A Shares
Average Annual Return:
1 Year	1.21%
5 Years	4.27%
10 Years	4.93%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.57%)
5 Years	2.63%
10 Years	3.13%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.82%
5 Years	2.68%
10 Years	3.14%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class C Shares
Average Annual Return:
1 Year	4.50%
5 Years	4.89%
10 Years	5.24%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class I Shares
Average Annual Return:
1 Year	6.58%
5 Years	5.48%
10 Years	5.54%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class W Shares
Average Annual Return:
1 Year	6.36%
5 Years	5.31%
10 Years	5.45%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Average Annual Return:
1 Year	6.55%
5 Years	5.50%
10 Years	5.55%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.58%
5 Years	3.79%
10 Years	3.71%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.30%
5 Years	3.69%
10 Years	3.67%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	6.55%
5 Years	5.48%
10 Years	5.54%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.58%
5 Years	3.76%
10 Years	3.70%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.30%
5 Years	3.67%
10 Years	3.66%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%